Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives	12 Months Ended
Dec. 31, 2019
Land Use Rights [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives [Line Items]
Intangible assets estimated useful lives	45 years
Land Use Rights [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives [Line Items]
Intangible assets estimated useful lives	49 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives [Line Items]
Intangible assets estimated useful lives	10 years